Accumulated Other Comprehensive Income (Tables)	3 Months Ended
Mar. 31, 2024
Statement of Other Comprehensive Income [Abstract]
Summary of Accumulated Other Comprehensive Income (Loss)
Changes in accumulated other comprehensive income (AOCI) by component for the three months ended March 31, 2024 and 2023 were as follows (in thousands):

Three months ended March 31, 2024	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at January 1, 2024	$22,011	$(2,029)	$19,982
Foreign currency translation loss, net of tax	(3,023)	—	(3,023)
Actuarial gain/(loss), net of tax	—	136	136

Balance as of March 31, 2024	$18,988	$(1,893)	$17,095

Three months ended March 31, 2023	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at January 1, 2023	$20,792	$(1,432)	$19,360
Foreign currency translation loss, net of tax	(1,181)	—	(1,181)
Actuarial gain/(loss), net of tax	—	(157)	(157)

Balance as of March 31, 2023	$19,611	$(1,589)	$18,022